Income Taxes (Details) - Schedule of reconciliation of effective income tax rate - Income Taxes[Member]		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of reconciliation of effective income tax rate [Line Items]
PRC statutory tax rate		25.00%	25.00%	25.00%
Effect of tax rate differential		(1.30%)	(13.30%)	(5.20%)
Valuation allowance deferred tax		(5.60%)	(27.20%)	4.90%
Non-deductible items	[1]	3.70%	(1.40%)	7.20%
Effective tax rate		21.80%	(16.90%)	31.90%

[1]	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to capital market planning and late penalty fees.